Note 15 - Related Party Transactions	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of related party [text block]
15.	Related party transactions

The Company has
not
been party to any material related party transactions which might reasonably be expected to influence decisions made by the users of these consolidated financial statements, other than the following.

During the year ended
December 31, 2016,
one
of the Company’s executive officers provided limited services to a company controlled by an investor. The salary and related expenses incurred, such as travel costs, totaled
$59,022
for the year ended
December 31, 2016,
and were invoiced to the company controlled by an investor, all of which was receivable at
December 31, 2016
and collected in
2017.
The Company recorded this expense reimbursement as a reduction of general and administrative expenses in the year ended
December 31, 2016.
This transaction was measured at the exchange amount, being the consideration established and agreed to by the related parties.

Accounts payable and accrued liabilities, including accumulated payroll, vacation and bonus accruals for key management personnel, as well as business expense reimbursements for key management personnel amounted to
$875,643
as at
December 31, 2018 (
$589,787
as at
December 31, 2017
and
$355,327
as at
December 31, 2016).

Compensation of key management personnel

The Executive Committee, comprised of all C-Suite executives, and the members of the Board of Directors are considered to be key management personnel. The aggregate compensation for the years ended
December 31, 2018,
2017
and
2016
to key management personnel of the Company is set out below:

	2018	2017	2016
Short-term benefits	$2,800,188	$2,176,345	$1,742,021
Director fees	276,410	116,398	45,540
	3,076,598	2,292,743	1,787,561
Stock-based compensation	2,737,711	1,083,160	83,270
	$5,814,309	$3,375,903	$1,870,831